2 SIGNIFICANT ACCOUNTING POLICIES: Financial instruments (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Financial instruments

Financial instruments

Financial assets

The Company classifies its financial assets into one of the following categories, depending on the purpose for which the asset was acquired. The Company's accounting policy for each category is as follows:

Fair value through profit or loss - This category comprises derivatives, or assets acquired or incurred principally for the purpose of selling or repurchasing them in the near term. They are carried in the statements of financial position at fair value with changes in fair value recognized in profit or loss.

Loans and receivables - These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are carried at cost less any provision for impairment. Individually significant receivables are considered for impairment when they are past due or when other objective evidence is received that a specific counterparty will default.

Held-to-maturity investments - These assets are non-derivative financial assets with fixed or determinable payments and fixed maturities that the Company's management has the positive intention and ability to hold to maturity. These assets are measured at amortized cost using the effective interest method. If there is objective evidence that the investment is impaired, determined by reference to external credit ratings and other relevant indicators, the financial asset is measured at the present value of estimated future cash flows. Any changes to the carrying amount of the investment, including impairment losses, are recognized in profit or loss.

Available-for-sale - Non-derivative financial assets not included in the above categories are classified as available-forsale. They are carried at fair value with changes in fair value recognized in other comprehensive income or loss. Where a decline in the fair value of an available-for-sale financial asset constitutes objective evidence of impairment, the amount of the loss is removed from equity and recognized in profit or loss.

The Company has classified its cash and cash equivalents at fair value through profit or loss. The Company’s accounts receivable are classified as loans and receivables.

Financial liabilities

The Company classifies its financial liabilities into one of two categories, depending on the purpose for which the asset was acquired. The Company's accounting policy for each category is as follows:

Fair value through profit or loss - This category comprises derivatives and liabilities acquired or incurred principally for the purpose of selling or repurchasing them in the near term. They are carried in the consolidated statements of financial position at fair value with changes in fair value recognized in profit or loss.

Other financial liabilities: This category includes amounts due to related parties, accounts payables and accrued liabilities, and working capital line of credit all of which are recognized at amortized cost.

The Company classifies fair value measurements using a fair value hierarchy that reflects the significant of inputs used in making the measurements. The fair value hierarchy shall have the following levels:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

Level 3 – Inputs that are not based on observable market data.

See Note 13 for relevant disclosures.

Warrants and Options

The Company generally has two types of warrants: Transaction Warrants, which were issued as a result of the Company’s Qualifying Transaction on March 1, 2012; and, Financing Warrants, which are issued as a result of the various private placements completed by the Company.

When such warrants have an exercise price denominated in a different currency than the functional currency of the Company, these warrants are recorded at their fair value as a derivative liability and classified as fair value through profit or loss. Specifically, if the exercise price of a Financing Warrant is denominated in Canadian dollars the warrants recorded at their fair value and are classified as a derivative liability with the residual amount of the proceeds being allocated to the common shares. For Transaction Warrants that do not qualify as a derivative, the fair value of the warrants are separated on the statements of changes in equity (deficiency). For Financing Warrants that do not qualify as a derivative, the fair value of the warrants are not separated within the statements of changes in equity (deficiency). Proceeds from the exercise of warrants are recorded as share capital in the amount for which the warrant enabled the holder to purchase a share in the Company, in addition to the proportionate amount of reserves originally created at the issuance of the warrants.

The Company has also issued Finder’s Unit Options and Broker Unit Options which have been issued as a result of past financings. A unit option when exercised results in the issuance of a common share and a warrant entitling the holder to purchase an additional common share. The fair value of issued Finder’s Unit Options and Broker Unit Options are recorded as contributed surplus with a charge to common shares as a cost of financing.